Provisions	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance at December 31, 2021	5.6	7.9	28.7	42.2
Additional provision in the period	2.6	0.9	2.4	5.9
Release of provision	(0.6)	—	(3.4)	(4.0)
Utilization of provision	(2.5)	(0.1)	(3.4)	(6.0)
Foreign exchange	(0.3)	—	(0.4)	(0.7)
Balance at December 31, 2022	4.8	8.7	23.9	37.4
Additional provision in the period	21.9	—	4.6	26.5
Release of provision	(6.3)	(1.0)	(3.0)	(10.3)
Utilization of provision	(7.7)	(0.1)	(9.3)	(17.1)
Balance at December 31, 2023	12.7	7.6	16.2	36.5
Analysis of total provisions:			December 31, 2023	December 31, 2022
			€m	€m
Current			35.1	36.1
Non-current			1.4	1.3
Total			36.5	37.4
Restructuring
The €12.7 million (2022: €4.8 million) provision relates to committed plans for certain restructuring activities of exceptional nature which are due to be completed within the next 12 months.
The amounts have been provided based on the latest information available on the likely remaining expenditure required to complete the committed plans.
Provisions relating to other taxes
The €7.6 million (2022: €8.7 million) provision relates to other, non-income taxes due to tax authorities after tax investigations within certain operating subsidiaries within the Nomad Group.
Other
Other provisions include €1.1 million (December 31, 2022: €2.8 million) of contingent liabilities acquired as part of the Goodfella’s Pizza acquisition, €2.8 million (December 31, 2022: €2.8 million) of obligations in Italy, €6.1 million (December 31, 2022: €4.3 million) for asset retirement obligations, €0.6 million (December 31, 2022: €0.9 million) of pre-acquisition related liabilities related to the acquisition date liabilities of Aunt Bessie's Limited, €2.8 million (December 31, 2022: €2.2 million) of provisions in the period relate to employer taxes on the Long-term Incentive Plan (see Note 8) which would become payable on the issuance of shares, and other obligations from previous accounting periods.